INVESTMENT IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2025
Investments in and Advances to Affiliates [Abstract]
Schedule of Investment in Affiliates
	December 31,
	2025	2024
Balance sheets:
Current assets	$7,425	$3,512
Non-current assets	706	1,093
Current liabilities	2,319	1,721

	Year ended December 31,
	2025	2024	2023
Statements of operation:
Revenues	$5,126	$3,366	$2,702
Gross profit	3,282	2,095	1,739
Net income	2,969	1,414	987
Net income attributable to the Company	1,488	809	503